TAXATION (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Taxation
Tax effect of tax losses	$ 15,870,525	$ 9,411,521	$ 4,421,886